Employee Benefits - Actuarial Weighted Average Assumptions Used in Determining Net Periodic Pension Cost (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Discount rate		4.00%	4.75%	5.75%
Rate of compensation increase		3.00%	4.00%	4.00%
Expected return on assets	8.00%	8.00%	8.00%	8.00%